STOCKHOLDERS' EQUITY (DEFICIT) (Common Stock Issued for Conversion of Debt) (Details) (Convertible OID Note [Member], USD $)	1 Months Ended
	Feb. 28, 2013	Sep. 30, 2012
Convertible OID Note [Member]
Debt Conversion [Line Items]
Shares issued for convertible OID note	102,500	665,992
Value of shares issued	$ 205,000	$ 322,996
Convertible OID note, due date		Sep. 28, 2012